NOTE 1 - ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Major Customers (Policies)	Dec. 31, 2022
Policies
Major Customers	Major Customers – The Company does not currently have customers.